Interest Rate Swaps (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest Rate Cash Flow Hedges [Abstract]
Schedule of Interest Rate Swaps

Interest rate swaps consisted of the following:

(in thousands)	Fixed Notional Amount		Fixed Interest		Fair Value Asset (Liability)
Date of Agreement	June 30, 2022	June 30, 2021	Rate	Termination Date	2022	2021
April 2021	$75,000	$75,000	2.32%	June 2028	$2,046	$(6,231)
March 2020	$28,800	$28,800	0.78%	July 2026	$2,282	$(191)
March 2020	$46,800	$46,800	0.71%	March 2025	$2,748	$(280)
July 2019	$50,000	$50,000	2.34%	July 2026	$971	$(3,699)
May 2019	$50,000	$50,000	2.25%	May 2026	$1,110	$(3,406)
					$9,157	$(13,807)

Interest rate swaps consisted of the following as of June 30, 2021 and 2020:

	Fixed Notional Amount				Fair Value Liability
(in thousands)	June 30,				June 30,
Date of agreement	2021	2020	Fixed Interest Rate	Termination Date	2021	2020
April 2021	$75,000	$-	2.32%	June 2028	$6,231	$-
March 2020	$28,800	$28,800	0.78%	July 2026	191	817
March 2020	$46,800	$46,800	0.71%	March 2025	280	1,089
July 2019	$50,000	$50,000	2.34%	July 2026	3,699	5,956
May 2019	$50,000	$50,000	2.25%	May 2026	3,406	5,568
June 2018	$-	$50,000	2.34%	June 2025	-	6,513
					$13,807	$19,943